Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$140,629,608.36	0.3125102	$113,996,741.39	0.2533261	$26,632,866.97
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$401,089,608.36	0.2961251	$374,456,741.39	0.2764620	$26,632,866.97

Weighted Avg. Coupon (WAC)	4.78%		4.80%
Weighted Avg. Remaining Maturity (WARM)	32.81		32.12
Pool Receivables Balance	$435,879,971.72		$408,705,753.60
Remaining Number of Receivables	46,722		45,213

Adjusted Pool Balance	$428,383,571.04		$401,750,704.07

III. COLLECTIONS

Principal:
Principal Collections	$26,766,059.77
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$404,802.61
Total Principal Collections	$27,170,862.38

Interest:
Interest Collections	$1,702,094.04
Late Fees & Other Charges	$44,590.54
Interest on Repurchase Principal	$-
Total Interest Collections	$1,746,684.58

Collection Account Interest	$291.90
Reserve Account Interest	$80.64
Servicer Advances	$-

Total Collections	$28,917,919.50

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$28,917,919.50
Reserve Account Release	$-
Total Available for Distribution	$28,917,919.50

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$363,233.31	$-	$363,233.31	$363,233.31
Collection Account Interest					$291.90
Late Fees & Other Charges					$44,590.54
Total due to Servicer					$408,115.75

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$84,377.77		$84,377.77
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$216,570.27		$216,570.27	$216,570.27

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$28,129,588.56

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$26,632,866.97
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$26,632,866.97
Class A-4 Notes				$-
Class A Notes Total:		$26,632,866.97		$26,632,866.97
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$26,632,866.97		$26,632,866.97

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,496,721.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 7,496,400.68
Beginning Period Amount	$ 7,496,400.68
Current Period Amortization	$ 541,351.15
Ending Period Required Amount	$ 6,955,049.53
Ending Period Amount	$ 6,955,049.53
Next Distribution Date Amount	$ 6,447,342.45

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		6.37%	6.79%	6.79%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.75%	44,649	98.10%	$400,922,245.26
30 - 60 Days	1.00%	454	1.53%	$6,252,426.57
61 - 90 Days	0.21%	97	0.33%	$1,347,502.35
91 + Days	0.03%	13	0.04%	$183,579.42
		45,213		$408,705,753.60
Total
Delinquent Receivables 61 + days past due	0.24%	110	0.37%	$1,531,081.77
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	88	0.29%	$1,259,440.65
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	115	0.35%	$1,605,501.93
Three-Month Average Delinquency Ratio	0.22%		0.34%

Repossession in Current Period		29		$460,739.91
Repossession Inventory		50		$374,427.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$408,158.35
Recoveries				$(404,802.61)
Net Charge-offs for Current Period				$3,355.74

Beginning Pool Balance for Current Period				$435,879,971.72

Net Loss Ratio				0.01%
Net Loss Ratio for 1st Preceding Collection Period				-0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.55%
Three-Month Average Net Loss Ratio for Current Period				0.07%

Cumulative Net Losses for All Periods				$8,638,322.31
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$1,668,702.17
Number of Extensions				118

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